Consolidated Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 25.2%
Communication Services 1.3%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	3,468,668
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/2024	298,000	288,881
Interpublic Group of Companies, Inc., 3.5%, 10/1/2020	2,540,000	2,540,000
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	443,062
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,156,417
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	155,000	156,736
Tencent Holdings Ltd., 144A, 3.28%, 4/11/2024	6,000,000	6,396,209
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	994,931
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	213,713
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,910,000	1,927,878
		19,586,495
Consumer Discretionary 3.1%
Ford Motor Credit Co., LLC, 2.343%, 11/2/2020	4,000,000	3,995,000
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.990%, 1.294% *, 1/5/2023	7,000,000	6,924,209
3.7%, 11/24/2020	4,000,000	4,005,908
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	6,500,000	6,717,475
Hyundai Capital America:
144A, 3-month USD-LIBOR + 0.940%, 1.217% *, 7/8/2021	5,000,000	5,003,613
144A, 1.25%, 9/18/2023	4,685,000	4,674,552
144A, 2.375%, 2/10/2023	2,090,000	2,145,679
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	323,950
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022	4,000,000	4,040,253
144A, 3.65%, 9/21/2021	2,612,000	2,663,835
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	575,000	619,356

Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	3,020,000	3,004,900
Volkswagen Group of America Finance LLC, 144A, 2.7%, 9/26/2022	4,160,000	4,312,461
		48,431,191
Consumer Staples 0.5%
BAT Capital Corp., 2.764%, 8/15/2022	2,890,000	2,995,091
Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 0.98% *, 11/15/2021	3,140,000	3,140,220
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 0.811% *, 4/16/2021	1,418,000	1,420,564
		7,555,875
Energy 2.1%
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	1,830,000	1,914,326
Ecopetrol SA, 5.875%, 9/18/2023	1,500,000	1,650,000
Energy Transfer Operating LP:
3.6%, 2/1/2023	5,920,000	6,091,951
4.25%, 3/15/2023	1,170,000	1,216,498
KazMunayGas National Co. JSC, 144A, 4.4%, 4/30/2023	1,000,000	1,065,166
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,961,447
MPLX LP, 3.5%, 12/1/2022	605,000	634,084
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	2,072,272
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	1,500,000	1,606,292
144A, 4.875%, 5/3/2022	1,000,000	1,055,962
Petroleos Mexicanos, 3.5%, 1/30/2023	1,000,000	984,530
Petronas Capital Ltd., 144A, 7.875%, 5/22/2022	1,000,000	1,109,586
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,581,700
Sunoco LP, 4.875%, 1/15/2023	1,220,000	1,226,100
Tengizchevroil Finance Co. International Ltd., 144A, 2.625%, 8/15/2025	1,500,000	1,506,000
Western Midstream Operating LP, 3-month USD-LIBOR + 1.850%, 2.116% *, 1/13/2023	2,000,000	1,860,000
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,437,994
		32,973,908
Financials 10.3%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	3,485,000	3,528,299
4.875%, 1/16/2024	2,350,000	2,434,014
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,298,291
5.5%, 2/15/2022	4,000,000	4,090,042
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	8,217,377
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,698,110
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,670,951
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023	1,000,000	1,067,500
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,640,000	1,644,100
Banco Santander SA, 3.125%, 2/23/2023	4,600,000	4,818,524
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	1,021,000
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,109,028
Barclays PLC, 4.61%, 2/15/2023	8,000,000	8,371,899
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,089,803
BBVA USA:
3-month USD-LIBOR + 0.730%, 0.98% *, 6/11/2021	5,000,000	5,015,478
3.5%, 6/11/2021	2,000,000	2,036,259
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,566,810
BPCE SA:
144A, 2.375%, 1/14/2025	300,000	311,963
144A, 3.0%, 5/22/2022	1,500,000	1,551,797
Canadian Imperial Bank of Commerce, 0.95%, 6/23/2023	4,800,000	4,843,152
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	3,000,000	3,246,006
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	2,000,000	2,113,652
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	1,014,500
Danske Bank AS, 144A, 3.001%, 9/20/2022	4,308,000	4,389,765
Discover Bank, 3.35%, 2/6/2023	3,085,000	3,262,762
Equitable Holdings, Inc., 3.9%, 4/20/2023	4,680,000	5,031,585
Genworth Mortgage Holdings, Inc., 144A, 6.5%, 8/15/2025	250,000	261,175
Global Bank Corp., 144A, 4.5%, 10/20/2021	4,125,000	4,217,813
ING Groep NV:
3.15%, 3/29/2022	1,580,000	1,639,399
3.55%, 4/9/2024	3,950,000	4,301,769
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	3,057,924
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,581,906
Kookmin Bank, 144A, 1.75%, 5/4/2025	805,000	830,801
Lloyds Banking Group PLC, 1.326%, 6/15/2023	3,500,000	3,520,714
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,385,161
Morgan Stanley, SOFR + 0.700%, 0.784% *, 1/20/2023	2,000,000	2,004,060
National Australia Bank Ltd., 2.5%, 1/12/2021	2,000,000	2,011,240
Nationwide Building Society, 144A, 3.622%, 4/26/2023	2,460,000	2,555,976
NatWest Markets PLC, 144A, 3-month USD-LIBOR + 1.400%, 1.618% *, 9/29/2022	3,000,000	3,023,953
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	1,235,000	1,277,361
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,627,460
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,427,825
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,497,529
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,438,798
Skandinaviska Enskilda Banken AB:
144A, 3-month USD-LIBOR + 0.430%, 0.71% *, 5/17/2021	5,000,000	5,013,298
144A, 3.05%, 3/25/2022	2,750,000	2,853,123
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,823,316
Standard Chartered PLC, 144A, 4.247%, 1/20/2023	2,080,000	2,157,989
Synchrony Bank:
3.0%, 6/15/2022	4,310,000	4,447,851
3.65%, 5/24/2021	4,234,000	4,298,184
Turkiye Sinai Kalkinma Bankasi AS, 144A, 6.0%, 1/23/2025	500,000	464,494
		160,161,786
Health Care 0.2%
Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	3,200,000	3,312,000
Industrials 1.8%
Adani Ports & Special Economic Zone Ltd., 144A, 3.95%, 1/19/2022	2,267,000	2,312,445
Bombardier, Inc., 144A, 6.0%, 10/15/2022	3,000,000	2,782,500
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,578,300
Colfax Corp., 144A, 6.0%, 2/15/2024	775,000	803,094
DAE Funding LLC, 144A, 5.25%, 11/15/2021	3,000,000	3,030,000
Delta Air Lines, Inc.:
3.4%, 4/19/2021	3,636,000	3,621,451
144A, 4.5%, 10/20/2025	520,000	533,963
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,194,200
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	2,163,087
Southwest Airlines Co., 4.75%, 5/4/2023	2,305,000	2,463,608
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 1.05% *, 6/15/2021	4,390,000	4,152,767
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	225,000	238,392
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,000,000	1,978,820
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	408,488
		28,261,115
Information Technology 1.6%
Hewlett Packard Enterprise Co., 3-month USD-LIBOR + 0.720%, 1.024% *, 10/5/2021	2,090,000	2,090,289
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,389,120
Microchip Technology, Inc.:
144A, 2.67%, 9/1/2023	1,250,000	1,293,791
144A, 4.25%, 9/1/2025	170,000	176,385
NXP BV, 144A, 4.625%, 6/1/2023	5,961,000	6,519,236
Seagate HDD Cayman, 4.875%, 3/1/2024	1,940,000	2,113,469
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,997,515
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	3,490,000	3,449,063
		25,028,868
Materials 2.0%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	1,000,000	1,041,990
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	1,010,000	1,087,083
CF Industries, Inc., 144A, 3.4%, 12/1/2021	340,000	348,755
Chemours Co., 6.625%, 5/15/2023	2,069,000	2,093,818
CNAC HK Finbridge Co., Ltd., REG S, 4.125%, 3/14/2021	3,000,000	3,034,860
DuPont de Nemours, Inc., 2.169%, 5/1/2023	2,500,000	2,525,786
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	486,000	485,393
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,373,380
144A, 4.125%, 3/12/2024	4,640,000	5,027,858
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	305,640
Indonesia Asahan Aluminium Persero PT, 144A, 4.75%, 5/15/2025	1,500,000	1,650,000
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,606,990
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,499,166
Nucor Corp., 2.0%, 6/1/2025	635,000	662,786
OCI NV, 144A, 4.625%, 10/15/2025 (a)	2,500,000	2,500,000
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,374,606
		30,618,111
Real Estate 0.4%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	690,000	694,727
iStar, Inc., (REIT), 4.25%, 8/1/2025	450,000	419,904
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	330,000	336,600
Realogy Group LLC, 144A, (REIT), 7.625%, 6/15/2025	800,000	838,000
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,992,848
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	140,000	138,601
		5,420,680
Utilities 1.9%
CenterPoint Energy, Inc., 3.6%, 11/1/2021	2,030,000	2,096,834
Comision Federal de Electricidad, 144A, 4.875%, 5/26/2021	2,500,000	2,553,125
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,400,331
DTE Energy Co., Series B, 2.6%, 6/15/2022	4,100,000	4,229,701
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	971,285
144A, 2.625%, 6/19/2022	4,740,000	4,895,595
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,386,791
Pacific Gas and Electric Co., 1.75%, 6/16/2022	9,000,000	9,010,814
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 5.5%, 11/22/2021	1,025,000	1,073,431
		29,617,907
Total Corporate Bonds (Cost $381,289,537)		390,967,936
Mortgage-Backed Securities Pass-Throughs 2.0%
Federal National Mortgage Association, 2.0%, with various maturities from 10/1/2035 until 11/1/2035 (a) (Cost $31,189,062)	30,000,000	31,165,831
Asset-Backed 8.2%
Automobile Receivables 3.8%
AmeriCredit Automobile Receivables Trust:
"C", Series 2020-2, 1.48%, 2/18/2026	1,100,000	1,114,630
"C", Series 2019-2, 2.74%, 4/18/2025	2,760,000	2,879,410
Avis Budget Rental Car Funding LLC, "B", Series 2017-2A, 144A, 3.33%, 3/20/2024	720,000	740,207
Canadian Pacer Auto Receivables Trust, "B", Series 2018-2A, 144A, 3.63%, 1/19/2024	1,500,000	1,558,678
CarMax Auto Owner Trust, "C", Series 2020-3, 1.69%, 4/15/2026	750,000	761,427
CPS Auto Receivables Trust:
"B", Series 2020-B, 144A, 2.11%, 4/15/2026	2,000,000	2,030,023
"B", Series 2019-C, 144A, 2.63%, 8/15/2023	2,000,000	2,023,456
"B", Series 2019-B, 144A, 3.09%, 4/17/2023	3,950,000	3,989,132
"D", Series 2017-D, 144A, 3.73%, 9/15/2023	2,300,000	2,341,552
"C", Series 2018-D, 144A, 3.83%, 9/15/2023	3,160,000	3,223,693
"C", Series 2015-B, 144A, 4.2%, 5/17/2021	180,333	180,636
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	2,141,944	2,154,900
CPS Auto Trust, "D", Series 2016-D, 144A, 4.53%, 1/17/2023	344,433	348,063
Flagship Credit Auto Trust:
"C", Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,192,137
"C", Series 2020-1, 144A, 2.24%, 1/15/2026	2,240,000	2,290,320
"B", Series 2020-2, 144A, 2.61%, 4/15/2026	3,348,000	3,453,490
“C”, Series 2019-3, 144A, 2.74%, 10/15/2025	3,000,000	3,119,873
"C", Series 2019-4, 144A, 2.77%, 12/15/2025	165,000	171,110
"D", Series 2017-1, 144A, 3.22%, 5/15/2023	229,576	230,669
"C", Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	531,271
Ford Credit Floorplan Master Owner Trust, "A1", Series 2018-3, 3.52%, 10/15/2023	530,000	547,099
Foursight Capital Automobile Receivables Trust:
"A3", Series 2019-1, 144A, 2.67%, 3/15/2024	2,500,000	2,549,124
"B", Series 2018-2, 144A, 3.8%, 11/15/2023	2,110,000	2,175,882
GMF Floorplan Owner Revolving Trust, "A", Series 2019-1, 144A, 2.7%, 4/15/2024	510,000	527,521
Hertz Vehicle Financing II LP:
"A", Series 2016-2A, 144A, 2.95%, 3/25/2022	2,302,562	2,312,578
"A", Series 2017-2A, 144A, 3.29%, 10/25/2023	1,952,043	1,958,164
Santander Consumer Auto Receivables Trust, "B", Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	1,037,120
Santander Drive Auto Receivables Trust:
"C", Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,771,446
"C", Series 2018-5, 3.81%, 12/16/2024	4,000,000	4,062,003
Tesla Auto Lease Trust, "C", Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	1,010,127
United Auto Credit Securitization Trust, "B", Series 2020-1, 144A, 1.47%, 11/10/2022	3,000,000	3,016,214
World Omni Select Auto Trust:
"C", Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,547,585
"B", Series 2018-1A, 144A, 3.68%, 7/15/2023	1,630,000	1,660,165
		59,509,705
Credit Card Receivables 0.7%
Evergreen Credit Card Trust, "C", Series 2019-2, 144A, 2.62%, 9/15/2024	1,000,000	1,023,851
First National Master Note Trust, "A", Series 2018-1, 1-month USD-LIBOR + 0.460%, 0.612% *, 10/15/2024	785,000	784,348
Synchrony Credit Card Master Note Trust:
"C", Series 2016-2, 2.95%, 5/15/2024	415,017	420,343
"C", Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,350,791
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	6,041,685
		11,621,018
Miscellaneous 3.7%
Babson CLO Ltd.:
"BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 1.672% *, 1/20/2031	2,000,000	1,952,884
"BR", Series 2014-IA, 144A, 3-month USD-LIBOR + 2.200%, 2.472% *, 7/20/2025	500,000	500,008
BlueMountain Fuji U.S. CLO II Ltd., "A1B", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.350%, 1.622% *, 10/20/2030	4,000,000	3,913,236
CF Hippolyta LLC, "B1", Series 2020-1, 144A, 2.28%, 7/15/2060	2,666,667	2,713,246
Dell Equipment Finance Trust:
"C", Series 2019-2, 144A, 2.18%, 10/22/2024	1,750,000	1,778,649
"D", Series 2019-1, 144A, 3.45%, 3/24/2025	2,400,000	2,465,197
"C", Series 2018-1,144A, 3.53%, 6/22/2023	2,656,000	2,700,240
"C", Series 2018-2, 144A, 3.72%, 10/22/2023	3,000,000	3,078,452
Hilton Grand Vacations Trust, "A", Series 2019-AA, 144A, 2.34%, 7/25/2033	753,144	770,724
HPEFS Equipment Trust:
"C", Series 2020-2A, 144A, 2.0%, 7/22/2030	1,890,000	1,911,860
"C", Series 2019-1A, 144A, 2.49%, 9/20/2029	1,140,000	1,165,004
Madison Park Funding XII Ltd., "AR", Series 2014-12A, 144A, 3-month USD-LIBOR + 1.260%, 1.532% *, 7/20/2026	889,223	889,052
MVW LLC:
"A", Series 2020-1A, 144A, 1.74%, 10/20/2037	483,963	489,210
"B", Series 2019-2A, 144A, 2.44%, 10/20/2038	1,352,037	1,361,070
"B", Series 2020-1A, 144A, 2.73%, 10/20/2037	483,963	495,965
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	1,865,081	1,917,629
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 1.672% *, 10/19/2031	3,000,000	2,965,935
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 1.675% *, 1/15/2030	5,250,000	5,167,906
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	1,670,614	1,673,926
Sierra Timeshare Receivables Funding LLC, "B", Series 2020-2A, 144A, 2.32%, 7/20/2037	1,188,461	1,188,887
Transportation Finance Equipment Trust, "C", Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,275,349
Venture XXX CLO Ltd., "A2", Series 2017-30A, 144A, 3-month USD-LIBOR + 1.350%, 1.625% *, 1/15/2031	10,000,000	9,792,970
Verizon Owner Trust, "C", Series 2018-A, 3.55%, 4/20/2023	720,000	745,566
Voya CLO Ltd.:
"A1RR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.020%, 1.293% *, 4/17/2030	2,987,729	2,939,469
"A2AR", Series 2012-A, 144A, 3-month USD-LIBOR + 1.900%, 2.175% *, 10/15/2030	3,000,000	2,972,934
		56,825,368
Total Asset-Backed (Cost $126,760,827)		127,956,091
Commercial Mortgage-Backed Securities 4.9%
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 1.582% *, 6/15/2035	6,000,000	5,541,476
BAMLL Commercial Mortgage Securities Trust:
"A", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 0.850%, 1.002% *, 9/15/2034	950,000	922,878
"B", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 1.302% *, 9/15/2034	9,200,000	8,727,343
BFLD TRUST, "B", Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.340%, 1.492% *, 10/15/2034	1,500,000	1,413,471
BX Commercial Mortgage Trust:
"B", Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.300%, 1.452% *, 4/15/2034	6,500,000	6,128,333
"D", Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.700%, 1.9% *, 10/15/2037	1,920,000	1,921,204
BXP Trust:
"A", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.850%, 1.002% *, 11/15/2034	730,000	708,265
"B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 1.252% *, 11/15/2034	6,210,000	5,792,694
CHT Mortgage Trust, "A", Series 2017-CSMO,144A, 1-month USD-LIBOR + 0.930%, 1.082% *, 11/15/2036	1,800,000	1,739,038
Citigroup Commercial Mortgage Trust:
"AS", Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,570,610
"B", Series 2013-GC11, 3.732%, 4/10/2046	500,000	521,187
"C", Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,684,842
COMM Mortgage Trust:
"AM", Series 2013-CR6, 144A, 3.147%, 3/10/2046	2,200,000	2,277,409
"AM", Series 2013-LC6, 3.282%, 1/10/2046	2,500,000	2,604,938
"B", Series 2013-CR6, 144A, 3.397%, 3/10/2046	4,238,720	4,307,103
Credit Suisse Mortgage Trust, "C", Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	1,033,466
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 1.053% *, 8/25/2026	23,398,313	1,123,718
"X1", Series K722, Interest Only, 1.438% *, 3/25/2023	14,798,082	359,696
FREMF Mortgage Trust, "B", Series 2012-K23, 144A, 3.782% *, 10/25/2045	1,750,000	1,825,753
Hospitality Mortgage Trust, "B", Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.350%, 1.502% *, 11/15/2036	4,728,421	4,497,183
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 1.102% *, 6/15/2034	7,229,985	7,119,420
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 1.402% *, 1/15/2033	2,200,000	2,132,520
Morgan Stanley Capital I Trust, "B", Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.450%, 1.602% *, 7/15/2035	2,353,200	2,235,195
Natixis Commercial Mortgage Securities Trust, "B", Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 1.106% *, 7/15/2033	6,500,000	6,286,141
UBS Commercial Mortgage Trust, "XA", Series 2017-C1, Interest Only, 1.711% *, 6/15/2050	36,795,313	2,847,203
Wells Fargo Commercial Mortgage Trust:
"A2", Series 2016-C34, 2.603%, 6/15/2049	500,000	502,587
"ASB", Series 2015-C31, 3.487%, 11/15/2048	210,000	223,915
Total Commercial Mortgage-Backed Securities (Cost $77,906,035)		76,047,588
Collateralized Mortgage Obligations 1.6%
Angel Oak Mortgage Trust, "A1", Series 2019-3, 144A, 2.93%, 5/25/2059	2,229,457	2,257,650
COLT Mortgage Loan Trust, A2, Series 2019-2, 144A, 3.439%, 5/25/2049	1,232,067	1,243,300
Ellington Financial Mortgage Trust, "A1FX", Series 2018-1, 144A, 4.14%, 10/25/2058	1,214,607	1,245,203
Federal National Mortgage Association, "FB", Series 1996-44, 1-month USD-LIBOR + 0.800%, 0.975% *, 9/25/2023	14,777	14,875
Freddie Mac Structured Agency Credit Risk Debt Notes, "M1", Series 2020-DNA3, 144A, 1-month USD-LIBOR + 1.500%, 1.648% *, 6/25/2050	2,000,000	2,004,104
FWD Securitization Trust:
"A1", Series 2020-INV1, 144A, 2.24%, 1/25/2050	2,126,602	2,139,778
"A1", Series 2019-INV1, 144A, 2.81%, 6/25/2049	1,520,177	1,555,599
GS Mortgage-Backed Securities Trust, "A2", Series 2020-NQM1, 144A, 1.791%, 9/27/2060	532,233	533,478
PSMC Trust, "A3", Series 2018-1, 144A, 3.5%, 2/25/2048	507,048	511,633
Sequoia Mortgage Trust:
"A10", Series 2017-CH2, 144A, 4.0%, 12/25/2047	2,158,275	2,173,106
"A10", Series 2018-CH1, 144A, 4.0%, 2/25/2048	1,253,919	1,264,160
"A10", Series 2019-CH3, 144A, 4.0%, 9/25/2049	1,660,800	1,695,031
Verus Securitization Trust:
"A2", Series 2020-4, 144A, 1.912%, 5/25/2065	3,136,942	3,148,673
"A1", Series 2020-INV1, 144A, 1.977%, 3/25/2060	567,177	573,403
"A1", Series 2020-2, 144A, 2.226%, 5/25/2060	462,260	466,615
"A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059	2,479,369	2,544,479
"A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	1,973,915	1,986,762
Total Collateralized Mortgage Obligations (Cost $25,169,371)		25,357,849
Government & Agency Obligations 42.8%
Other Government Related (b) 1.3%
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	3,200,000	3,264,000
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,148,160
4.375%, 6/15/2022	2,000,000	2,104,760
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,779,000	2,803,066
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	3,000,000	3,148,140
Severstal OAO:
144A, 3.15%, 9/16/2024	1,000,000	1,025,672
144A, 5.9%, 10/17/2022	2,000,000	2,144,984
Vnesheconombank, 144A, 6.025%, 7/5/2022	1,500,000	1,597,428
		20,236,210
Sovereign Bonds 0.7%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	2,010,519
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,088,679
Paraguay Government International Bond, 144A, 4.625%, 1/25/2023	1,000,000	1,057,510
Republic of Namibia, 144A, 5.5%, 11/3/2021	1,500,000	1,514,706
Republic of Turkey, 5.6%, 11/14/2024	2,000,000	1,937,940
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,222,000
		9,831,354
U.S. Treasury Obligations 40.8%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.155% *, 7/31/2022 (c)	45,000,000	44,996,853
3-month U.S. Treasury Bill Money Market Yield + 0.114%, 0.214% *, 4/30/2022 (c)	45,000,000	45,043,849
3-month U.S. Treasury Bill Money Market Yield + 0.139%, 0.239% *, 4/30/2021 (c)	20,000,000	20,015,469
3-month U.S. Treasury Bill Money Market Yield + 0.154%, 0.254% *, 1/31/2022 (c)	30,000,000	30,049,030
3-month U.S. Treasury Bill Money Market Yield + 0.220%, 0.32% *, 7/31/2021 (c)	20,000,000	20,036,621
3-month U.S. Treasury Bill Money Market Yield + 0.300%, 0.4% *, 10/31/2021 (c)	35,000,000	35,113,134
U.S. Treasury Inflation-Indexed Notes:
0.125%, 1/15/2022	34,337,400	34,883,311
0.125%, 4/15/2022	10,652,200	10,841,110
0.125%, 1/15/2023	44,893,200	46,276,822
0.375%, 7/15/2023	44,527,200	46,721,382
U.S. Treasury Notes:
0.5%, 3/15/2023	40,000,000	40,346,875
1.25%, 3/31/2021	20,000,000	20,114,844
1.375%, 4/30/2021	25,000,000	25,184,570
1.625%, 4/30/2023	30,000,000	31,146,094
1.75%, 11/30/2021	35,000,000	35,658,984
2.0%, 2/28/2021	20,000,000	20,156,250
2.125%, 9/30/2021	30,000,000	30,595,313
2.25%, 2/15/2021	20,000,000	20,158,594
2.25%, 3/31/2021	20,000,000	20,213,281
2.5%, 1/31/2021	25,000,000	25,197,266
2.75%, 5/31/2023	30,000,000	32,077,734
		634,827,386
Total Government & Agency Obligations (Cost $655,531,392)		664,894,950
Municipal Bonds and Notes 0.4%
New Jersey, Turnpike Authority Revenue Bonds, Series F, 2.536%, 1/1/2021 (Cost $6,011,665)	6,000,000	6,026,100
Short-Term U.S. Treasury Obligations 6.5%
U.S. Treasury Bills:
0.076% **, 10/29/2020	30,000,000	29,997,842
0.077% **, 10/29/2020	10,000,000	9,999,281
0.086% **, 11/24/2020	40,000,000	39,994,750
0.126% **, 6/17/2021 (d)	400,000	399,683
0.15% **, 6/17/2021 (d)	20,000,000	19,984,172
Total Short-Term U.S. Treasury Obligations (Cost $100,370,611)		100,375,728
	Shares	Value ($)
Exchange-Traded Funds 0.2%
iShares 0-5 Year High Yield Corporate Bond ETF	75,000	3,296,250
Xtrackers Short Duration High Yield Bond ETF (e)	5,250	241,570
Total Exchange-Traded Funds (Cost $3,532,132)		3,537,820
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (f) (g) (Cost $211,500)	211,500	211,500
Cash Equivalents 11.5%
DWS Central Cash Management Government Fund, 0.09% (f)	171,801,426	171,801,426
DWS ESG Liquidity Fund “Capital Shares”, 0.22% (f)	6,928,224	6,929,609
Total Cash Equivalents (Cost $178,729,604)		178,731,035
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,586,701,736)	103.3	1,605,272,428
Other Assets and Liabilities, Net	(3.3)	(50,746,024)
Net Assets	100.0	1,554,526,404

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 6/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (f) (g)
—	211,500 (h)	—	—	—	100	—	211,500	211,500
Cash Equivalents 11.5%
DWS Central Cash Management Government Fund, 0.09% (f)
128,467,296	703,222,299	659,888,169	—	—	46,185	—	171,801,426	171,801,426
DWS ESG Liquidity Fund “Capital Shares”, 0.22% (f)
6,918,373	20,017,929	20,004,000	(2,000)	(693)	11,179	—	6,928,224	6,929,609
135,385,669	723,451,728	679,892,169	(2,000)	(693)	57,464	—	178,941,150	178,942,535

* Variable or floating rate security. These securities are shown at their current rate as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) When-issued, delayed delivery or forward commitment securities included.
(b) Government-backed debt issued by financial companies or government sponsored enterprises.
(c) At September 30, 2020, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(d) At September 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $207,060, which is 0.0% of net assets.
(f) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
LME: London Metal Exchange
OAO: Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
ULS: Ultra-Low Sulfur
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	4/30/2021	132	5,951,760	5,859,480	(92,280)
Brent Crude Oil Futures	USD	5/28/2021	131	5,942,674	5,846,530	(96,144)
Copper Futures	USD	10/22/2020	100	16,211,875	16,685,000	473,125
Gold 100 oz. Futures	USD	12/29/2020	200	39,755,182	37,910,000	(1,845,182)
LME Nickel Futures	USD	12/13/2021	155	13,558,845	13,682,160	123,315
Nickel Futures	USD	10/9/2020	200	16,521,465	17,381,005	859,540
Nickel Futures	USD	12/16/2020	755	75,646,538	65,752,950	(9,893,588)
Total net unrealized depreciation						(10,471,214)

At September 30, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year U.S. Treasury Note	USD	12/31/2020	519	65,327,741	65,410,219	(82,478)
Brent Crude Oil Futures	USD	6/30/2021	263	11,875,498	11,798,180	77,318
Copper Futures	USD	10/22/2020	100	15,636,250	16,685,000	(1,048,750)
LME Nickel Futures	USD	12/13/2021	255	22,391,062	22,509,360	(118,298)
Nickel Futures	USD	10/9/2020	200	15,764,235	17,381,003	(1,616,768)
Nickel Futures	USD	12/16/2020	655	61,811,985	57,043,950	4,768,035
Total net unrealized appreciation						1,979,059

At September 30, 2020, open futures options contracts purchased were as follows:

Call Options	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Brent Crude Oil Futures, Expiration Date 8/31/2021	2,400	6/25/2021	66.0	2,211,798	1,416,000	(795,798)
Put Options	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Brent Crude Oil Futures, Expiration Date 8/31/2021	2,400	6/25/2021	34.0	4,634,202	4,536,000	98,202

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2020, open commodity-linked swap contracts were as follows:

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (i)
Long Positions
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	10/15/2020	Barclays Bank PLC	30,000,000	—	At Expiration	575,603
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2020	JPMorgan Chase Securities, Inc.	65,192,000	(0.11%)	At Expiration	(639,482)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2020	Merrill Lynch International Ltd.	24,018,000	(0.14%)	At Expiration	(235,913)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2020	Macquarie Bank Ltd.	68,623,000	(0.17%)	At Expiration	(870,884)
Bloomberg Commodity Index/BCOM	10/15/2020	Morgan Stanley	34,312,000	(0.12%)	At Expiration	(453,331)
Bloomberg Commodity Index/BCOM	10/15/2020	JPMorgan Chase Securities, Inc.	152,115,000	(0.09%)	At Expiration	(2,007,748)
Bloomberg Commodity Index/BCOM	10/15/2020	Canadian Imperial Bank of Commerce	34,312,000	(0.13%)	At Expiration	(453,481)
Bloomberg Commodity Index/BCOM	10/15/2020	Barclays Bank PLC	91,498,000	(0.11%)	At Expiration	(1,208,473)
Bloomberg Commodity Index/BCOM	10/15/2020	BNP Paribas	80,060,000	(0.12%)	At Expiration	(1,057,755)
Bloomberg Commodity Index/BCOM	10/15/2020	Credit Suisse	45,291,000	(0.11%)	At Expiration	(598,188)
Bloomberg Commodity Index/BCOM	10/15/2020	Merrill Lynch International Ltd.	32,024,000	(0.12%)	At Expiration	(423,103)
BNP Paribas 03 Alpha Index/BNPIFMN3	10/15/2020	BNP Paribas	100,000,000	(0.12%)	At Expiration	385,381
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	10/15/2020	Merrill Lynch International Ltd.	30,000,000	—	At Expiration	(20,522)
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIMRL2	10/15/2020	Merrill Lynch International Ltd.	60,000,000	(0.35%)	At Expiration	(1,031,768)
Citi Custom CiVICS 7 Excess Return/CVICSER7	10/15/2020	Citigroup, Inc.	400,838,000	(0.17%)	At Expiration	(2,644,985)
Credit Suisse Custom 10 Excess Return Index/CSCUS10E	10/15/2020	Credit Suisse	23,332,000	(0.18%)	At Expiration	(308,894)
Goldman Sachs Brent Vol Carry 05/GSVLBR05	11/16/2020	Goldman Sachs & Co.	15,000,000	(0.35%)	At Expiration	118,862
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	10/15/2020	Goldman Sachs & Co.	20,000,000	(0.35%)	At Expiration	(24,465)
Macquarie Commodity Product 708E/MQCP708E	10/15/2020	Macquarie Bank Ltd.	15,000,000	(1.0%)	At Expiration	(43,829)
Macquarie Vol Product 2CL2/VMAC2CL2	11/16/2020	Macquarie Bank Ltd.	15,000,000	(0.1%)	At Expiration	(1,336,354)
Macquarie Vol Product 3GC1/VMAC3GC1	11/16/2020	Macquarie Bank Ltd.	15,000,000	(0.1%)	At Expiration	661,242
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	10/15/2020	Merrill Lynch International Ltd.	24,018,000	(0.14%)	At Expiration	(317,545)
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	10/15/2020	Goldman Sachs & Co.	125,809,000	(0.43%)	At Expiration	(997,857)
Morgan Stanley Value B2R/MSCBVB2R	10/15/2020	Morgan Stanley	50,000,000	(0.45%)	At Expiration	1,008,578
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	10/15/2020	Royal Bank of Canada	18,300,000	(0.11%)	At Expiration	(181,819)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	10/15/2020	Royal Bank of Canada	27,449,000	(0.2%)	At Expiration	(354,303)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	10/15/2020	Royal Bank of Canada	28,725,000	(0.35%)	At Expiration	(174,773)
SGI Commodity Dynamic Alpha Index/SGICCODA	10/15/2020	Societe Generale	46,780,000	(0.25%)	At Expiration	120,920
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	10/15/2020	Societe Generale	105,130,000	(0.17%)	At Expiration	284,095
Societe Generale M Po 3 U Index/SGCOL45E	10/15/2020	Societe Generale	27,449,000	(0.16%)	At Expiration	(235,680)
Societe Generale M Po 4 U Index/SGCOM15E	10/15/2020	Societe Generale	41,174,000	(0.18%)	At Expiration	(402,377)
UBS Custom Commodity Index/UBSIB163	10/15/2020	UBS AG	105,921,500	(0.18%)	At Expiration	(904,001)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)

Bloomberg Copper Subindex	BCOMHG	15,240,000	7.2	(152,504)
Bloomberg Nickel Subindex	BCOMNI	15,240,000	7.2	(685,061)
Bloomberg Commodity Index	BCOM	40,030,000	18.9	(528,431)
Bloomberg Commodity Index 3 Month Forward	BCOMF3	40,030,000	18.9	(392,881)
Bloomberg Corn Subindex	BCOMCN	(8,826,000)	4.2	(313,564)
Bloomberg Gold Subindex	BCOMGC	(28,402,000)	13.4	1,021,037
Bloomberg Wheat Subindex	BCOMWH	(15,936,000)	7.5	(1,177,424)
Bloomberg Aluminum Subindex	BCOMAL	(4,765,000)	2.2	70,950
Bloomberg ULS Diesel Subindex	BCOMHO	21,540,000	10.2	699,629
Bloomberg Brent Crude Subindex	BCOMCO	21,834,000	10.3	554,248

Total UBS Custom Commodity Index				(904,001)

UBS Targeted Commodity Curve Carry Strategy Index/UBSTCCIS	10/15/2020	UBS AG	20,000,000	(0.1%)	At Expiration	(404,338)
Total net unrealized depreciation						(14,177,187)

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2020, the Fund held $310,760,911 in the Subsidiary, representing 19.2% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$390,967,936	$—	$390,967,936
Mortgage-Backed Securities Pass-Throughs	—	31,165,831	—	31,165,831
Asset-Backed	—	127,956,091	—	127,956,091
Commercial Mortgage-Backed Securities	—	76,047,588	—	76,047,588
Collateralized Mortgage Obligations	—	25,357,849	—	25,357,849
Government & Agency Obligations	—	664,894,950	—	664,894,950
Municipal Bonds and Notes	—	6,026,100	—	6,026,100
Short-Term U.S. Treasury Obligations	—	100,375,728	—	100,375,728
Exchange-Traded Funds	3,537,820	—	—	3,537,820
Short-Term Investments (j)	178,942,535	—	—	178,942,535
Derivatives (k)
Futures and Futures Options Contracts	6,399,535	—	—	6,399,535
Commodity-Linked Swap Contracts	—	3,154,681	—	3,154,681
Total	$188,879,890	$1,425,946,754	$—	$1,614,826,644
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures and Futures Options Contracts	$(15,589,286)	$—	$—	$(15,589,286)
Commodity-Linked Swap Contracts	—	(17,331,868)	—	(17,331,868)
Total	$(15,589,286)	$(17,331,868)	$—	$(32,921,154)

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and commodity-linked swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Commodity Contracts	$ (9,107,273)	$ (14,177,187)
Interest Rate Contracts	$ (82,478)	$ —